Other Income (Details) - CAD ($) $ in Millions						12 Months Ended
	Nov. 15, 2018	Sep. 05, 2018	Apr. 09, 2018	Apr. 06, 2018	Dec. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property						$ 338	$ 0	$ 76
Other						11	(10)	2
Total other income						376	12	95
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds						194	0	85
Property [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property						338	0	76
Land [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property						$ 27	$ 22	$ 17
Guelph [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property	$ 79
Gain (loss) on disposal of property after-tax	$ 70
Doney And St-Francois Spurs [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds		$ 40
Gain (loss) on sale of property		36
Gain (loss) on disposal of property after-tax		$ 32
Central Station Railway [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds			$ 115
Gain (loss) on sale of property			184
Gain (loss) on disposal of property after-tax			$ 156
Calgary Industrial Lead [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds				$ 39
Gain (loss) on sale of property				39
Gain (loss) on disposal of property after-tax				$ 34
Viaduc du Sud [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds					$ 85
Gain (loss) on sale of property					76
Gain (loss) on disposal of property after-tax					$ 66